UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 4.8%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	824	$826,346
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	400,610
Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.90%, 11/15/18 (a)		730	794,692
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,970	1,970,593
DT Auto Owner Trust (a):
Series 2011-2A, Class C, 3.05%, 2/16/16		1,500	1,495,617
Series 2011-3A, Class C, 4.03%, 2/15/17		260	260,000
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	322	434,974
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.37%, 7/25/37 (b)	USD	159	155,502
Nelnet Student Loan Trust, Series 2006-1, Class A5, 0.61%, 8/23/27 (b)		1,060	985,021
SLM Student Loan Trust (b):
Series 2004-B, Class A2, 0.75%, 6/15/21		228	218,354
Series 2008-5, Class A3, 1.72%, 1/25/18		525	533,279
Series 2008-5, Class A4, 2.12%, 7/25/23		2,045	2,098,501
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		637	631,335
Series 2011-S1A, Class C, 2.01%, 8/15/16		482	474,121
Series 2011-S1A, Class D, 3.15%, 8/15/16		489	485,007
Series 2011-WO, Class C, 3.19%, 10/15/15		575	580,118

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14	USD	870	$868,363
Series 2010-2, Class C, 3.89%, 7/17/17		1,020	1,038,754
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		700	699,246
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		735	728,179
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		406	402,095
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		442	440,419
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		1,045	1,034,462
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		222	241,947
			17,797,535
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		4,559	354,757
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		6,510	510,610
			865,367
Total Asset-Backed Securities – 5.0%			18,662,902

Common Stocks	Shares
Software — 0.0%
Bankruptcy Management Solutions, Inc. (c)		152	1
Total Common Stocks – 0.0%			1

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Renminbi
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NOK	Norwegian Krone
NZD	New Zealand Dollar
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.6%
United Technologies Corp.:
4.88%, 5/01/15	USD	1,250	$1,398,202
6.13%, 7/15/38		750	932,237
			2,330,439
Airlines — 0.4%
Continental Airlines, Inc., Series 2010-1-B, 6.00%, 1/12/19		700	644,000
United Air Lines, Inc., 12.75%, 7/15/12		786	817,091
			1,461,091
Auto Components — 0.3%
BorgWarner, Inc., 4.63%, 9/15/20		265	277,744
Icahn Enterprises LP, 8.00%, 1/15/18		1,000	1,020,000
			1,297,744
Capital Markets — 5.8%
CDP Financial, Inc. (a):
3.00%, 11/25/14		1,015	1,056,444
5.60%, 11/25/39 (d)		2,955	3,580,949
Credit Suisse AG:
2.60%, 5/27/16 (a)		570	567,199
5.40%, 1/14/20 (d)		2,050	1,872,003
E*Trade Financial Corp., 12.50%, 11/30/17 (e)		1,440	1,627,200
The Goldman Sachs Group, Inc.:
6.60%, 1/15/12		1,000	1,003,077
3.70%, 8/01/15		400	385,986
3.63%, 2/07/16		5,124	4,823,775
5.38%, 3/15/20		1,215	1,146,229
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)(f)		225	113
Morgan Stanley:
2.95%, 5/14/13 (b)		1,880	1,857,150
4.20%, 11/20/14		680	646,582
4.00%, 7/24/15		400	366,182
6.25%, 8/28/17		1,925	1,826,790
5.63%, 9/23/19		760	663,847
5.50%, 7/28/21		370	322,784
			21,746,310
Chemicals — 0.8%
American Pacific Corp., 9.00%, 2/01/15		280	271,250
CF Industries, Inc., 7.13%, 5/01/20		1,470	1,730,925
The Dow Chemical Co., 4.13%, 11/15/21		350	346,753
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		240	244,800
Nalco Co., 6.63%, 1/15/19 (a)		290	324,075
			2,917,803
Commercial Banks — 5.5%
CIT Group, Inc.:
7.00%, 5/01/15		60	60,000
7.00%, 5/02/16 (a)		90	88,875

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
CIT Group, Inc. (concluded):
7.00%, 5/01/17	USD	338	$334,733
7.00%, 5/02/17 (a)		355	349,675
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		4,150	2,903,216
DnB NOR Boligkreditt (a):
2.10%, 10/14/15		4,005	4,054,894
2.90%, 3/29/16		2,595	2,683,710
Eksportfinans ASA, 5.50%, 6/26/17		1,000	829,053
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		1,400	1,382,500
HSBC Bank Plc, 3.10%, 5/24/16 (a)		695	692,003
HSBC Holdings PLC, 6.10%, 1/14/42		305	320,493
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/13		1,575	1,574,997
2.63%, 5/27/16		1,675	1,712,101
Wachovia Corp., 5.25%, 8/01/14		3,420	3,610,569
			20,596,819
Commercial Services & Supplies — 0.4%
ARAMARK Corp., 8.50%, 2/01/15		18	18,450
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		136	135,600
Mobile Mini, Inc., 7.88%, 12/01/20		1,320	1,320,000
West Corp., 8.63%, 10/01/18		135	134,662
			1,608,712
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	150	191,477
Construction Materials — 0.1%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	USD	220	227,615
Lafarge SA, 7.13%, 7/15/36		165	141,101
			368,716
Consumer Finance — 0.5%
Ford Motor Credit Co. LLC:
3.15%, 1/13/12 (b)		120	120,180
7.80%, 6/01/12		380	391,470
6.63%, 8/15/17		280	300,361
SLM Corp.:
6.25%, 1/25/16		651	619,016
Series A, 0.72%, 1/27/14 (b)		600	544,002
			1,975,029
Containers & Packaging — 0.2%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	425	549,657
Pregis Corp., 12.38%, 10/15/13	USD	160	148,800
			698,457
Diversified Financial Services — 6.6%
Ally Financial, Inc.:
8.30%, 2/12/15		860	870,750
6.25%, 12/01/17		160	147,022

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Ally Financial, Inc. (concluded):
8.00%, 3/15/20	USD	560	$552,300
Capital One Financial Corp.:
3.15%, 7/15/16		2,095	2,089,254
4.75%, 7/15/21		975	996,099
Citigroup, Inc.:
5.00%, 9/15/14		285	285,139
4.59%, 12/15/15		7,245	7,258,896
General Electric Capital Corp.:
5.50%, 1/08/20		1,380	1,481,378
6.75%, 3/15/32 (d)		3,000	3,246,030
JPMorgan Chase & Co.:
6.30%, 4/23/19		1,375	1,519,849
Series BKNT, 6.00%, 10/01/17		2,045	2,188,121
Reynolds Group Issuer, Inc. (a):
8.75%, 10/15/16	EUR	550	724,254
7.88%, 8/15/19	USD	660	663,300
6.88%, 2/15/21		1,730	1,652,150
WMG Acquisition Corp. (a):
9.50%, 6/15/16		160	168,000
11.50%, 10/01/18		780	768,300
			24,610,842
Diversified Telecommunication Services — 3.2%
Level 3 Escrow, Inc.:
8.13%, 7/01/19 (a)		321	303,345
8.75%, 2/15/17		39	38,805
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		290	291,812
Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	4,055,170
Telefonica Emisiones SAU, 7.05%, 6/20/36		1,000	898,770
Verizon Communications, Inc.:
3.50%, 11/01/21		500	497,503
6.40%, 2/15/38 (d)		3,396	4,062,153
8.95%, 3/01/39		1,125	1,726,234
Windstream Corp., 7.88%, 11/01/17		200	209,000
			12,082,792
Electric Utilities — 5.8%
Alabama Power Co.:
3.95%, 6/01/21		460	497,038
6.00%, 3/01/39		550	715,910
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	162,378
5.95%, 12/15/36		217	225,898
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	409,624
6.00%, 1/15/38		850	1,084,495
E.ON International Finance BV, 6.65%, 4/30/38 (a)(d)		1,575	2,010,669
EDF SA, 5.60%, 1/27/40 (a)		1,400	1,421,430
Florida Power & Light Co., 4.95%, 6/01/35		575	649,003

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Florida Power Corp.:
6.35%, 9/15/37	USD	1,450	$1,912,479
6.40%, 6/15/38		340	452,853
Georgia Power Co., 3.00%, 4/15/16		800	845,117
Hydro-Quebec:
9.40%, 2/01/21		390	583,722
8.40%, 1/15/22		730	1,050,172
8.05%, 7/07/24		1,900	2,806,045
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	308,301
PacifiCorp., 6.25%, 10/15/37		650	823,698
Public Service Co. of Colorado, 6.25%, 9/01/37		1,350	1,810,856
Southern California Edison Co.:
5.63%, 2/01/36		675	838,764
Series 08-A, 5.95%, 2/01/38		1,100	1,426,260
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	750	856,608
The Toledo Edison Co., 6.15%, 5/15/37	USD	350	411,402
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		250	262,270
			21,564,992
Energy Equipment & Services — 2.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		565	545,225
Ensco Plc:
3.25%, 3/15/16		160	162,853
4.70%, 3/15/21		1,745	1,771,121
Exterran Holdings, Inc., 7.25%, 12/01/18 (a)		470	446,500
Frac Tech Services LLC, 7.63%, 11/15/18 (a)		1,110	1,118,325
MEG Energy Corp., 6.50%, 3/15/21 (a)		560	562,800
Peabody Energy Corp., 6.25%, 11/15/21 (a)		3,855	3,883,913
Pride International, Inc., 6.88%, 8/15/20		235	270,752
Transocean, Inc., 6.38%, 12/15/21 (g)		620	619,665
			9,381,154
Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc. (d):
6.50%, 8/15/37		1,975	2,490,856
6.20%, 4/15/38		850	1,047,141
			3,537,997
Food Products — 1.1%
Darling International, Inc., 8.50%, 12/15/18		335	368,500
Kraft Foods, Inc., 5.38%, 2/10/20		2,925	3,248,324
Sara Lee Corp., 4.10%, 9/15/20		505	506,083
			4,122,907

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies — 0.4%
DJO Finance LLC:
10.88%, 11/15/14	USD	850	$801,125
7.75%, 4/15/18		40	32,100
ExamWorks Group, Inc., 9.00%, 7/15/19 (a)		149	132,983
Teleflex, Inc., 6.88%, 6/01/19		385	389,331
			1,355,539
Health Care Providers & Services — 2.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		535	505,575
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	627,279
HCA, Inc.:
8.50%, 4/15/19	USD	17	18,360
6.50%, 2/15/20		2,015	2,004,925
7.88%, 2/15/20		135	142,088
7.25%, 9/15/20		50	51,375
7.50%, 2/15/22		1,020	1,004,700
Health Management Associates, Inc., 7.38%, 1/15/20 (a)		580	583,625
IASIS Healthcare LLC, 8.38%, 5/15/19 (a)		1,000	832,500
INC Research LLC, 11.50%, 7/15/19 (a)		545	490,500
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		400	379,000
Omnicare, Inc., 7.75%, 6/01/20		805	848,269
Symbion, Inc., 8.00%, 6/15/16 (a)		455	420,875
Tenet Healthcare Corp.:
10.00%, 5/01/18		370	416,250
8.88%, 7/01/19		1,150	1,253,500
UnitedHealth Group, Inc., 3.38%, 11/15/21		160	158,727
			9,737,548
Health Care Technology — 0.7%
Amgen, Inc.:
3.88%, 11/15/21		1,500	1,478,645
5.15%, 11/15/41		750	723,143
Boston Scientific Corp., 6.25%, 11/15/15		535	590,745
			2,792,533
Hotels, Restaurants & Leisure — 0.2%
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)		180	158,850
MGM Resorts International, 11.13%, 11/15/17		265	296,469
Yum! Brands, Inc.:
6.25%, 4/15/16		265	299,903
5.30%, 9/15/19		175	194,765
			949,987
Household Durables — 0.3%
Standard Pacific Corp., 10.75%, 9/15/16		1,000	1,020,000

Corporate Bonds	Par (000)		Value
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	$227,220
Independent Power Producers & Energy Traders — 1.1%
Energy Future Intermediate
Holding Co. LLC, 10.00%, 12/01/20	USD	1,955	2,013,650
NRG Energy, Inc., 7.63%, 1/15/18		2,105	2,073,425
			4,087,075
Industrial Conglomerates — 0.5%
Sequa Corp. (a):
11.75%, 12/01/15		760	803,700
13.50%, 12/01/15		927	990,086
			1,793,786
Insurance — 2.4%
American International Group, Inc., 5.45%, 5/18/17		800	758,266
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		408	428,400
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (a)		820	754,382
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		345	345,368
Lincoln National Corp., 6.25%, 2/15/20		630	668,017
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	299,200
Manulife Financial Corp., 3.40%, 9/17/15		1,625	1,605,165
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		775	832,152
Prudential Financial, Inc.:
4.75%, 9/17/15		1,220	1,281,314
7.38%, 6/15/19		300	344,236
5.38%, 6/21/20		250	258,732
4.50%, 11/15/20		400	388,796
5.70%, 12/14/36		950	885,207
			8,849,235
IT Services — 0.8%
First Data Corp. (a):
7.38%, 6/15/19		605	568,700
8.88%, 8/15/20		1,000	1,000,000
8.25%, 1/15/21		80	69,200
SunGard Data Systems, Inc.:
7.38%, 11/15/18		490	482,650
7.63%, 11/15/20		1,100	1,089,000
			3,209,550
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		105	108,804
Machinery — 0.1%
AGY Holding Corp., 11.00%, 11/15/14		340	214,200
Navistar International Corp., 8.25%, 11/01/21		13	13,553
			227,753

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(d)	USD	1,100	$1,193,500
Media — 7.4%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		320	338,400
Affinion Group, Inc., 7.88%, 12/15/18		1,505	1,252,912
CBS Corp.:
4.63%, 5/15/18		810	833,389
8.88%, 5/15/19		320	408,651
5.75%, 4/15/20		250	274,299
CCH II LLC, 13.50%, 11/30/16		2,265	2,609,952
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)		330	239,250
Clear Channel Communications, Inc., 9.00%, 3/01/21		980	808,500
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		278	291,205
Series B, 9.25%, 12/15/17		2,492	2,622,830
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,000	2,770,762
Cox Communications, Inc., 8.38%, 3/01/39 (a)		900	1,186,113
DIRECTV Holdings LLC, 3.13%, 2/15/16		1,380	1,400,115
Gray Television, Inc., 10.50%, 6/29/15		975	906,750
Intelsat Luxemburg SA:
11.25%, 6/15/16		450	468,000
11.50%, 2/04/17 (e)		420	385,350
NBCUniversal Media LLC:
5.15%, 4/30/20		1,974	2,136,042
4.38%, 4/01/21		1,015	1,038,766
News America, Inc., 4.50%, 2/15/21		40	40,297
The New York Times Co., 6.63%, 12/15/16		1,800	1,818,000
Time Warner Cable, Inc.:
7.30%, 7/01/38		970	1,161,099
5.88%, 11/15/40		460	471,857
5.50%, 9/01/41		920	914,334
Time Warner, Inc.:
4.70%, 1/15/21		1,000	1,049,852
6.10%, 7/15/40		615	668,592
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		330	348,150
7.00%, 1/15/18	GBP	792	1,298,485
			27,741,952
Metals & Mining — 3.8%
Alcoa, Inc., 5.40%, 4/15/21	USD	1,450	1,381,276
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		320	312,719
Barrick Gold Corp., 2.90%, 5/30/16		2,330	2,373,885
Barrick North America Finance LLC, 4.40%, 5/30/21		15	15,687

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
Cliffs Natural Resources, Inc.:
4.80%, 10/01/20	USD	240	$234,586
4.88%, 4/01/21		690	672,555
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		259	258,993
Falconbridge Ltd., 6.20%, 6/15/35		1,550	1,523,244
Joy Global, Inc., 5.13%, 10/15/21		225	237,739
Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 (a)		515	504,052
Novelis, Inc., 8.75%, 12/15/20		4,105	4,330,775
Teck Resources Ltd., 5.38%, 10/01/15		2,350	2,558,544
			14,404,055
Multi-Utilities — 0.3%
Dominion Resources, Inc., 6.00%, 11/30/17		1,135	1,330,204
Multiline Retail — 0.7%
Dollar General Corp., 11.88%, 7/15/17 (e)		1,500	1,657,500
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		800	888,968
7.45%, 7/15/17		150	176,149
			2,722,617
Oil, Gas & Consumable Fuels — 9.2%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		1,916	2,142,755
6.38%, 9/15/17		925	1,060,152
Arch Coal, Inc., 7.25%, 10/01/20		920	901,600
BP Capital Markets Plc, 3.13%, 10/01/15		330	340,586
Berry Petroleum Co., 8.25%, 11/01/16		160	164,800
Burlington Resources Finance Co., 7.40%, 12/01/31		950	1,322,878
Cenovus Energy, Inc., 6.75%, 11/15/39		750	942,173
Chesapeake Energy Corp., 6.63%, 8/15/20		187	193,545
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	180,001
Consol Energy, Inc.:
8.00%, 4/01/17		514	547,410
8.25%, 4/01/20		191	205,325
Constellation Energy Group, Inc., 7.60%, 4/01/32		200	244,210
Denbury Resources, Inc.:
8.25%, 2/15/20		915	993,919
6.38%, 8/15/21		450	459,000
Devon Energy Corp., 7.95%, 4/15/32		650	888,813
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		240	263,900
EnCana Corp.:
6.50%, 8/15/34		70	79,084
6.63%, 8/15/37		775	900,989

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	USD	540	$553,500
Enterprise Products Operating LLC:
6.13%, 10/15/39		700	747,148
Series L, 6.30%, 9/15/17		600	697,235
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		505	604,256
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,451,376
6.55%, 9/15/40		110	118,676
6.38%, 3/01/41		160	173,053
Marathon Petroleum Corp., 6.50%, 3/01/41		1,052	1,147,721
MidAmerican Energy Co., 5.80%, 10/15/36		800	929,234
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	1,112,286
6.50%, 9/15/37		2,115	2,646,241
Nexen, Inc.:
6.40%, 5/15/37		400	408,501
7.50%, 7/30/39		670	763,753
Petrobras International Finance Co.:
3.88%, 1/27/16		1,335	1,354,937
5.88%, 3/01/18		80	84,937
5.75%, 1/20/20		1,760	1,826,908
Premier Oil, 5.00%, 5/10/18		1,900	1,966,500
Range Resources Corp., 5.75%, 6/01/21		941	1,004,517
Rockies Express Pipeline LLC (a):
3.90%, 4/15/15		804	791,433
6.85%, 7/15/18		206	210,692
Suncor Energy, Inc., 6.10%, 6/01/18		1,750	2,048,594
Western Gas Partners LP, 5.38%, 6/01/21		715	717,896
Williams Partners LP, 4.13%, 11/15/20		980	987,647
Woodside Finance, Ltd., 4.60%, 5/10/21 (a)		205	209,402
			34,387,583
Paper & Forest Products — 0.7%
Clearwater Paper Corp., 7.13%, 11/01/18		1,000	1,035,000
International Paper Co.:
4.75%, 2/15/22		420	426,023
6.00%, 11/15/41		310	313,772
NewPage Corp., 11.38%, 12/31/14 (c)(d)(f)		1,240	864,900
			2,639,695
Pharmaceuticals — 0.6%
Capsugel FinanceCo SCA, 9.88%, 8/01/19 (a)	EUR	200	268,740
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (a)	USD	245	251,125
Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)(g)		620	623,100

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	USD	1,000	$982,792
			2,125,757
Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16		125	129,375
Real Estate Investment Trusts (REITs) — 0.3%
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21		275	264,427
Vornado Realty LP, 5.00%, 1/15/22 (g)		790	786,414
			1,050,841
Real Estate Management & Development — 0.2%
Realogy Corp., 7.88%, 2/15/19 (a)		429	368,940
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	292,705
			661,645
Road & Rail — 0.9%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		550	529,375
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		940	1,063,042
The Hertz Corp., 7.38%, 1/15/21		1,645	1,628,550
			3,220,967
Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17 (a)		390	397,800
Software — 0.2%
Oracle Corp., 5.38%, 7/15/40 (a)		800	920,185
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36		830	962,905
QVC, Inc. (a):
7.50%, 10/01/19		35	37,187
7.38%, 10/15/20		35	37,188
			1,037,280
Thrifts & Mortgage Finance — 0.5%
Northern Rock Plc, 5.63%, 6/22/17 (a)		290	306,001
Radian Group, Inc.:
5.63%, 2/15/13		1,400	854,000
5.38%, 6/15/15		1,400	602,000
			1,762,001
Wireless Telecommunication Services — 2.5%
America Movil SAB de CV, 2.38%, 9/08/16		800	781,301
Cricket Communications, Inc., 7.75%, 5/15/16		850	847,875
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,595	1,773,010

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)			Value
Wireless Telecommunication Services (concluded)
Digicel Group Ltd. (a):
8.88%, 1/15/15	USD	1,800		$1,773,000
8.25%, 9/01/17		150		147,750
MetroPCS Wireless, Inc., 6.63%, 11/15/20		950		828,875
Rogers Communications, Inc., 7.50%, 8/15/38		1,175		1,537,394
SBA Tower Trust, 5.10%, 4/15/17 (a)		360		378,000
Sprint Capital Corp.:
6.88%, 11/15/28		550		383,625
8.75%, 3/15/32		350		272,125
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		550		554,125
				9,277,080
Total Corporate Bonds – 72.0%				269,854,848

Foreign Agency Obligations
Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	160		49,470
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/15/16		3,085		3,699,999
Italy Government International Bond, 5.38%, 6/15/33	USD	470		379,376
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13		655		661,233
2.00%, 6/01/16		590		609,414
Mexico Government International Bond:
5.63%, 1/15/17		370		418,655
5.13%, 1/15/20		145		162,255
Poland Government International Bond, 5.13%, 4/21/21		705		697,950
Total Foreign Agency Obligations – 1.8%				6,678,352

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.3%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,100		825,878
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18		—	(h)	54
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,648		1,190,468
Series 2006-0A21, Class A1, 0.47%, 3/20/47 (b)		895		412,767
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		764		503,098

Non-Agency Mortgage-Backed Securities	Par (000)			Value
Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2006-0A5, Class 2A1, 0.46%, 4/25/46 (b)	USD	358		$179,167
Series 2007-10, Class A22, 6.00%, 7/25/37		704		537,987
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.81%, 6/15/38 (b)		1,000		975,442
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750		1,518,853
Series 2010-RR2, Class 2A, 5.79%, 9/15/39 (a)(b)		1,010		1,117,681
Series 2011-2R, Class 2A1, 2.73%, 7/27/36 (a)(b)		1,463		1,421,687
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.46%, 2/25/47 (b)		273		150,927
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2, 3.97%, 1/25/21 (b)		930		1,005,816
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.12%, 6/19/35 (b)		1,285		1,193,283
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.61%, 9/19/35 (b)		94		54,879
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.44%, 12/25/36 (b)		673		405,562
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		1,011		824,440
JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.75%, 3/25/37		513		407,311
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.77%, 5/25/36 (b)		740		446,769
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		2,152		2,312,648
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 0.99%, 5/25/47 (b)		392		213,707
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006-3, Class A9, 5.50%, 3/25/36		355		346,189
Series 2007-10, Class 1A21, 6.00%, 7/25/37		68		65,224
				16,109,837

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 11.0%
Banc of America Commercial Mortgage, Inc.:
Series 2006-4, Class AM, 5.68%, 7/10/46	USD	250	$241,808
Series 2007-1, Class A4, 5.45%, 1/15/49		500	532,778
Series 2007-2, Class A4, 5.63%, 4/10/49 (b)		750	789,821
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	867,729
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.07%, 12/10/49 (b)		2,020	2,214,399
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,100	1,017,192
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.21%, 12/10/49 (b)		1,515	1,612,355
Commercial Mortgage Pass- Through Certificates, Series 2006-C7, Class AM, 5.78%, 6/10/46 (b)		1,750	1,729,749
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	630,312
DBRR Trust, Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)(b)		365	393,744
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		491	492,107
Class C, 4.86%, 11/05/27		740	739,173
Class D, 5.50%, 11/05/27		550	547,495
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.78%, 11/18/35		2,328	2,363,253
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35		1,263	1,270,943
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class A2, 4.93%, 7/10/39		2,580	2,631,368
Series 2004-C3, Class A4, 4.55%, 12/10/41		651	654,954
GS Mortgage Securities Corp. II (b):
Series 2007-GG10, Class A4, 5.79%, 8/10/45		55	58,347
Series 2010-C2, Class C, 5.23%, 12/10/43 (a)		900	803,951
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,165	2,285,428

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CBX, Class A4, 4.53%, 1/12/37	USD	897	$896,430
Series 2004-LN2, Class A2, 5.12%, 7/15/41		820	869,406
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330	319,222
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		720	536,241
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C4, Class A3, 5.17%, 6/15/29		1,905	1,939,936
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,387,530
Series 2007-C6, Class A4, 5.86%, 7/15/40		825	883,102
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460	1,563,508
Merrill Lynch Mortgage Trust (b):
Series 2004-BPC1, Class A3, 4.47%, 10/12/41		532	536,494
Series 2004-KEY2, Class A4, 4.86%, 8/12/39		1,000	1,059,538
Morgan Stanley Reremic Trust, Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		407	406,393
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48		6,287	6,333,653
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)		2,285	2,423,386
			41,031,745
Interest Only Collateralized Mortgage Obligations — 0.0%
Collateralized Mortgage Obligation Trust, Series 42, Class R, 6,000.00%, 10/01/14		—(h)	61
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.28%, 6/19/27 (a)(b)		2,312	52,360
Salomon Brothers Mortgage Securities VII, Inc., Series 2000-1, Class IO, 0.65%, 3/25/22 (b)		343	129
			52,550
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Capital I, Series 1997-HF1, Class X, 2.19%, 7/15/29 (a)(b)		2	—
Total Non-Agency Mortgage-Backed Securities – 15.3%			57,194,132

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Other Interests (i)	Beneficial Interest (000)		Value
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc. (c)	USD	2	$191
Total Other Interests – 0.0%			191

Preferred Securities
Capital Trusts	Par (000)
Capital Markets — 0.2%
Credit Suisse Guernsey Ltd., 5.86% (b)(j)		1,000	780,000
State Street Capital Trust IV, 1.55%, 6/15/37 (b)		70	47,700
			827,700
Commercial Banks — 0.5%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(b)(j)		1,350	992,250
Barclays Bank Plc, 5.93% (a)(b)(j)		250	176,250
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		505	487,325
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		205	204,183
			1,860,008
Consumer Finance — 0.1%
Capital One Capital VI, 8.88%, 5/15/40		315	316,749
Insurance — 1.1%
The Allstate Corp., 6.50%, 5/15/67 (b)		2,150	1,913,500
American International Group, Inc., 8.18%, 5/15/68 (b)		115	101,487
Lincoln National Corp., 6.05%, 4/20/67 (b)		750	611,250
Metlife Capital Trust IV, 7.88%, 12/15/37 (a)		125	127,500
Swiss Re Capital I LP, 6.85% (a)(b)(j)		1,060	921,539
XL Group Plc, Series E, 6.50% (b)(j)		460	356,500
			4,031,776
Total Capital Trusts – 1.9%			7,036,233

Preferred Stocks	Shares		Value
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		14,810	$380,173
Thrifts & Mortgage Finance — 0.1%
Fannie Mae (b)(c):
Series O, 7.00%,		40,000	114,000
Series S, 7.75%,		10,000	19,500
Freddie Mac, Series Z, 8.38% (b)(c)		94,539	193,805
Total Preferred Stocks – 0.2%			327,305
Total Preferred Securities – 2.1%			7,743,711

Taxable Municipal Bonds	Par (000)
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	USD	950	1,151,495
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,260	1,571,232
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		670	928,674
New York City Municipal Water Finance Authority, RB:
Build America Bonds, 5.72%, 6/15/42		690	810,205
Second General Resolution, Series EE, 5.38%, 6/15/43		385	414,830
Second General Resolution, Series EE, 5.50%, 6/15/43		465	507,882
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550	640,189
5.60%, 3/15/40		950	1,106,085
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		395	474,976
University of California, RB, Build America Bonds, 5.95%, 5/15/45		440	497,046
Total Taxable Municipal Bonds – 2.1%			8,102,614

US Government Sponsored Agency Securities
Agency Obligations — 4.1%
Fannie Mae (d):
6.13%, 10/09/19 (k)		7,305	5,553,612
5.63%, 7/15/37		825	1,103,642

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)			Value
Agency Obligations (concluded)
Federal Home Loan Bank (d):
5.25%, 12/09/22	USD	700		$857,017
5.37%, 9/09/24		1,100		1,375,024
Federal Housing Administration, Merrill Projects:
Series 29, 7.43%, 10/01/20		40		39,915
Series 42, 7.43%, 9/01/22		39		38,796
Resolution Funding Corp., 8.60%, 4/15/30 (k)		6,055		3,294,804
Tennessee Valley Authority, 5.25%, 9/15/39 (d)		2,405		2,994,273
				15,257,083
Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S,
2,454.59%, 5/25/21 (b)		—	(h)	2,646
Series 1991-87, Class S, 25.94%, 8/25/21 (b)		21		32,082
Series 2005-5, Class PK, 5.00%, 12/25/34		829		901,472
Series G-7, Class S, 1,112.85%, 3/25/21 (b)		—	(h)	2,026
Series G-17, Class S, 1,051.96%, 6/25/21 (b)		—	(h)	2,597
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(h)	2,621
Series G-49, Class S, 1,005.55%, 12/25/21 (b)		—	(h)	907
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 16,196.65%, 3/15/20 (b)		—	(h)	525
Series 75, Class R, 9.50%, 1/15/21		—	(h)	1
Series 75, Class RS, 26.82%, 1/15/21 (b)		—	(h)	1
Series 173, Class R, 9.00%, 11/15/21		6		6
Series 173, Class RS, 9.21%, 11/15/21 (b)		—	(h)	6
Series 192, Class U, 1,009.03%, 2/15/22 (b)		—	(h)	—
Series 1057, Class J, 1,008.00%, 3/15/21		—	(h)	899
				945,789
Federal Deposit Insurance Corporation Guaranteed — 0.1%
General Electric Capital Corp., 2.13%, 12/21/12		525		536,132
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17		2		276
Series 89, Class 2, 8.00%, 10/01/18		3		423

US Government Sponsored Agency Securities	Par (000)			Value
Interest Only Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 94, Class 2, 9.50%, 8/01/21	USD	1		$259
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(h)	211
Series 1990-136, Class S, 19.80%, 11/25/20 (b)		5		7,215
Series 1991-99, Class L, 930.00%, 8/25/21		—	(h)	955
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(h)	1,493
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		168		5,633
Series G-10, Class S, 1,076.59%, 5/25/21 (b)		—	(h)	4,793
Series G-12, Class S, 1,142.80%, 5/25/21 (b)		—	(h)	4,222
Series G92-5, Class H, 9.00%, 1/25/22		31		5,253
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21		—	(h)	284
Series 200, Class R, 195,958.73%, 12/15/22 (b)		—	(h)	7
Series 1043, Class H, 43.88%, 2/15/21 (b)		4		8,236
Series 1054, Class I, 859.64%, 3/15/21 (b)		—	(h)	618
Series 1056, Class KD, 1,084.50%, 3/15/21		—	(h)	644
Series 1148, Class E, 1,167.37%, 10/15/21 (b)		—	(h)	1,516
Series 1254, Class Z, 8.50%, 4/15/22		61		12,311
Series 2611, Class QI, 5.50%, 9/15/32		1,936		253,754
				308,103
Mortgage-Backed Securities — 10.0%
Fannie Mae Mortgage-Backed Securities:
3.50%, 12/15/41 (l)		2,400		2,447,625
4.00%, 12/15/41(l)		8,600		8,993,969
4.50%, 12/15/41 (l)		10,800		11,419,313
5.00%, 12/15/41 (l)		5,100		5,481,703
5.50%, 2/01/13 - 12/15/41 (l)		5,953		6,462,696
6.00%, 3/01/16 - 4/01/35 (d)		2,118		2,346,245
Freddie Mac Mortgage-Backed Securities, 4.50%, 12/15/41 (l)		100		105,156
Ginnie Mae Mortgage-Backed Securities, 8.00%, 6/15/25		19		23,422
				37,280,129

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23	USD	9	$8,453
Series 228, Class 1, 6/01/23		6	5,676
Series 1993-51, Class E, 2/25/23		30	27,886
Series 1993-70, Class A, 5/25/23		5	4,341
Freddie Mac Mortgage-Backed Securities, Series 1739, Class B, 2/15/24		14	13,581
			59,937
Total US Government Sponsored Agency Securities – 14.5%			54,387,173

US Treasury Obligations
US Treasury Bonds:
8.13%, 8/15/21 (d)	1,550	2,398,383
8.00%, 11/15/21 (d)	7,065	10,906,594
6.25%, 8/15/23 (d)	4,990	7,029,663
3.50%, 2/15/39 (d)	2,865	3,120,613
4.25%, 5/15/39 (d)	2,770	3,415,756
4.38%, 5/15/40 (d)	8,225	10,355,785
4.75%, 2/15/41 (d)	1,621	2,165,048
4.38%, 5/15/41 (d)	805	1,015,809
3.75%, 8/15/41 (d)	28,270	32,165,945
3.13%, 11/15/41	2,170	2,196,107
US Treasury Inflation Indexed Bonds, 2.13%, 2/15/41	3,813	5,109,962
US Treasury Notes:
0.50%, 8/15/14 (d)	1,055	1,058,956
0.38%, 11/15/14 (d)	7,790	7,786,954
2.50%, 4/30/15 (d)	1,035	1,104,782
1.00%, 10/31/16 (d)	1,070	1,073,679
0.88%, 11/30/16 (d)	2,850	2,839,090
2.25%, 7/31/18 (d)	2,495	2,623,647
2.63%, 8/15/20 (d)	1,105	1,172,249
2.13%, 8/15/21	6,057	6,098,170
2.00%, 11/15/21 (d)	5,425	5,391,094
Total US Treasury Obligations – 29.1%		109,028,286

Warrants (m)	Shares
Media — 0.0%
Cumulus Media, Inc. (Expires 3/26/19)	32,513	93,898

Warrants (m)	Shares	Value
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	101	$1
Total Warrants – 0.0%		93,899
Total Long-Term Investments (Cost – $521,178,482) – 141.9%		531,746,109

Short-Term Securities	Par (000)
Borrowed Bond Agreements – 0.1%
Credit Suisse Securities (USA) LLC, 0.04%, Open[1]	USD	451	451,125

	Shares
Money Market Funds – 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (n)(o)	696,997	696,997
Total Short-Term Securities (Cost – $1,148,122) – 0.3%		1,148,122

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note, Strike Price USD 133.00, Expires 1/27/12	85	27,891
Exchange-Traded Put Options — 0.0%
10-Year US Treasury Note, Strike Price USD 125, Expires 12/23/11	14	1,094
Eurodollar 1-year Mid-Curve Options:
Strike Price USD 99.00, Expires 1/13/12	101	6,944
Strike Price USD 99.00, Expires 3/16/12	221	30,387
		38,425

Notional Amount (000)
Over-the-Counter Call Options — 0.0%
EUR Call Option, Strike Price USD 1.45, Expires 2/17/12, Broker Citibank NA	USD	7,875	45,607

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	11

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Options (concluded)
USD Call Option:
Strike Price USD 0.92, Expires 1/09/12, Broker Deutsche Bank AG	USD	2,600	$6,318
Strike Price USD 0.92, Expires 1/09/12, Broker Deutsche Bank AG		2,600	6,318
Strike Price USD 81.00, Expires 1/13/12, Broker Citibank NA		3,560	8,864
Strike Price USD 79.50, Expires 2/07/12, Broker Deutsche Bank AG		3,850	29,607
			96,714
Over-the-Counter Call Swaptions — 0.1%
Receive a fixed rate of 1.76% and pay a floating rate based on 3- month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		9,300	197,970
Receive a fixed rate of 1.80% and pay a floating rate based on 3- month LIBOR, Expires 6/11/12, Broker Bank of America NA		2,000	18,399
Receive a fixed rate of 3.15% and pay a floating rate based on 3- month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,400	110,710
			327,079
Over-the-Counter Put Options — 0.1%
EUR Put Option:
Strike Price USD 1.28, Expires 1/03/12	EUR	2,925	18,276
Strike Price USD 1.28, Expires 1/03/12		2,925	18,276
Strike Price USD 1.35, Expires 2/03/12		8,812	322,677
			359,229
Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR, Expires 1/13/12, Broker Bank of America NA	USD	4,800	6,138
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		9,300	233
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		4,400	4
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 1/27/12, Broker Citibank NA		8,900	35,692

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, Expires 11/08/12, Broker Citibank NA	USD	4,000	$223,577
			265,644
Total Options Purchased (Cost – $1,350,736) – 0.3%			1,114,982
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost – $523,677,340*) – 142.5%			534,009,213

Borrowed Bonds	Par (000)
US Treasury Notes, 1.00%, 10/31/16	1,520	(1,525,226)
Total Borrowed Bonds (Proceeds – $1,526,908) – (0.4)%		(1,525,226)

TBA Sale Commitments (l)
Fannie Mae Mortgage-Backed Securities:
3.50%, 12/15/41	1,500	(1,529,766)
6.00%, 12/15/41	8,500	(9,316,797)
5.50%, 12/15/41	100	(108,203)
Total TBA Sale Commitments (Proceeds – $10,945,273) – (2.9)%		(10,954,766)

Options Written	Contracts
Exchange-Traded Call Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.63, Expires 12/16/11		80	(6,500)

	Notional Amount (000)
Over-the-Counter Call Options — 0.0%
USD Call Option, Strike Price USD 0.92, Expires 1/09/12, Broker Citibank NA	USD	5,200	(12,636)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	12

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Swaptions — (0.3)%
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG	USD	2,300	$(160,980)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA		1,100	(176,973)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		3,500	(561,409)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		9,200	(253,903)
Pay a fixed rate of 2.65% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,400	(62,189)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,400	(85,084)
			(1,300,538)
Over-the-Counter Put Options — (0.1)%
EUR Put Option:
Strike Price USD 1.28, Expires 1/03/12, Broker Goldman Sachs Bank USA	EUR	2,925	(18,276)
Strike Price USD 1.28, Expires 1/03/12, Broker Royal Bank of Scotland Plc		2,925	(18,276)
Strike Price USD 1.30, Expires 2/03/12, Broker Deutsche Bank AG		8,812	(168,976)
			(205,528)
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 4.00% and pay a floating rate based on 3- month LIBOR, Expires 12/29/11, Broker UBS AG	USD	2,300	—
Receive a fixed rate of 4.00% and pay a floating rate based on 3- month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA		1,100	—
Receive a fixed rate of 4.02% and pay a floating rate based on 3- month LIBOR, Expires 2/02/12, Broker UBS AG		3,500	(64)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 2.08% and pay a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	USD	9,200	$(129)
			(193)
Total Options Written (Premiums Received – $959,668) – (0.4)%			(1,525,395)
Total Investments, Net of Borrowed Bonds, TBA Sale Commitments, and Options Written - 138.8%			520,003,826
Liabilities in Excess of Other Assets – (38.8)%			(145,481,078)
Net Assets – 100.0%			$374,522,748

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$524,027,940
	Gross unrealized appreciation	$25,274,460
	Gross unrealized depreciation	(15,293,187)
	Net unrealized appreciation	$9,981,273

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	619,665	—
JPMorgan Chase Bank NA	623,100	$3,100
Deutsche Bank Securities, Inc.	786,414	—

(h)	Amount is less than $500.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(l)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC	$19,019,297	$32,156
Deutsche Bank Securities, Inc.	$11,311,110	$7,711
Goldman Sachs & Co.	$4,305,781	$(625)
Nomura Securities International, Inc.	$(10,846,563)	$(9,610)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	13

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

(m)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	3,706,293	(3,009,296)	696,997	$1,906

(o)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of November 30, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.02%	7/15/11	Open	$2,773,675	$2,773,463
Deutsche Bank Securities, Inc.	0.35%	7/19/11	Open	4,228,398	4,222,938
Barclays Capital, Inc.	0.12%	8/03/11	Open	5,115,528	5,113,500
Deutsche Bank Securities, Inc.	0.09%	8/03/11	Open	1,109,074	1,108,744
Deutsche Bank Securities, Inc.	0.16%	8/12/11	Open	1,286,254	1,285,625
Bank of America Merrill Lynch	0.07%	10/06/11	Open	2,443,449	2,443,188
BNP Paribas Securities Corp.	0.20%	10/11/11	Open	1,166,092	1,165,775
UBS Securities LLC	0.35%	10/25/11	Open	5,848,006	5,845,960
Bank of America Merrill Lynch	0.04%	10/26/11	Open	18,113,586	18,112,882
Merrill Lynch	0.08%	10/26/11	Open	3,069,370	3,069,131
BNP Paribas Securities Corp.	0.12%	10/27/11	Open	962,040	961,931
UBS Securities LLC	0.38%	10/27/11	Open	1,965,517	1,964,812
Bank of America Merrill Lynch	0.08%	11/09/11	Open	10,579,900	10,579,406
BNP Paribas Securities Corp.	0.14%	11/14/11	Open	3,705,206	3,704,975
Deutsche Bank Securities, Inc.	5.50%	11/14/11	Open	804,030	806,000
BNP Paribas Securities Corp.	0.18%	11/15/11	Open	2,172,303	2,172,140
BNP Paribas Securities Corp.	0.14%	11/16/11	Open	1,016,368	1,016,313
BNP Paribas Securities Corp.	0.35%	11/16/11	Open	3,155,967	3,155,537
Credit Suisse Securities (USA) LLC	0.23%	11/16/11	12/12/11	2,048,381	2,048,041
Bank of America Merrill Lynch	0.12%	11/17/11	Open	876,788	876,750
Deutsche Bank Securities, Inc.	0.00%	11/25/11	Open	1,003,581	1,003,581
Deutsche Bank Securities, Inc.	0.42%	11/25/11	Open	1,435,284	1,435,200
Credit Suisse Securities (USA) LLC	0.17%	11/29/11	Open	3,054,364	3,054,350
UBS Securities LLC	0.35%	11/29/11	Open	1,834,768	1,834,750
BNP Paribas Securities Corp.	0.10%	11/30/11	12/1/11	33,040,654	33,040,563
BNP Paribas Securities Corp.	0.13%	11/30/11	12/1/11	7,581,027	7,581,000
Credit Suisse Securities (USA) LLC	0.00%	11/30/11	12/1/11	7,790,000	7,790,000
Credit Suisse Securities (USA) LLC	0.01%	11/30/11	12/1/11	4,070,082	4,070,081
Total				$132,249,692	$132,236,636

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	14

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Financial futures contracts purchased as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	German Euro-Bund	Eurex	December 2011	$539,442	$(7,473)
110	3-Month Euro Interest Rate	NYSE Liffe	March 2012	$36,578,524	61,412
235	30-Year US Treasury Bond	Chicago Board of Trade	March 2012	$33,223,125	(422,956)
160	90-Day Euro Dollar	Chicago Mercantile	December 2014	$39,378,000	24,391
160	90-Day Euro Dollar	Chicago Mercantile	March 2015	$39,308,000	30,480
Total					$(314,146)

•	Financial futures contracts sold as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
353	Euro-Schatz Future	Eurex	December 2011	$52,275,461	$(285,600)
60	90-Day Euro-Dollar	Chicago Mercantile	December 2011	$14,920,125	10,710
1	Japanese Yen Future	Chicago Mercantile	December 2011	$161,238	1,097
7	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2011	$991,375	1,299
55	2-Year US Treasury Note	Chicago Board of Trade	December 2011	$12,120,625	312
122	5-Year US Treasury Note	Chicago Board of Trade	December 2011	$15,006,953	3,996
444	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$57,428,625	41,905
75	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2012	$11,657,813	277,592
2	UK Long Gilt Bond	NYSE Liffe	March 2012	$227,000	(66)
49	2-Year US Treasury Note	Chicago Board of Trade	March 2012	$10,804,500	(6,984)
6	5-Year US Treasury Note	Chicago Board of Trade	March 2012	$735,844	(179)
Total					$44,082

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	600,000	EUR	436,297	Citibank NA	12/02/11	$1,005
CAD	150,000	EUR	107,621	Deutsche Bank AG	12/02/11	1,225
EUR	398,074	CAD	550,000	Deutsche Bank AG	12/02/11	(2,174)
EUR	143,960	CAD	200,000	UBS AG	12/02/11	(1,325)
EUR	225,000	USD	304,525	Citibank NA	12/02/11	(2,193)
EUR	200,000	USD	275,028	Royal Bank of Scotland	12/02/11	(6,288)
NOK	1,775,000	USD	310,361	Citibank NA	12/02/11	(3,042)
NOK	850,000	USD	153,722	UBS AG	12/02/11	(6,555)
NZD	175,000	USD	136,176	Citibank NA	12/02/11	472
NZD	350,000	USD	283,121	Deutsche Bank AG	12/02/11	(9,824)
SEK	2,750,000	USD	409,292	Citibank NA	12/02/11	(2,911)
SGD	257,979	USD	200,000	Citibank NA	12/02/11	1,287
SGD	291,597	USD	225,000	Deutsche Bank AG	12/02/11	2,517
USD	237,339	EUR	175,000	Citibank NA	12/02/11	2,192
USD	132,941	EUR	100,000	Royal Bank of Scotland	12/02/11	(1,430)
USD	208,697	EUR	150,000	UBS AG	12/02/11	7,142
USD	157,535	NOK	925,000	Citibank NA	12/02/11	(2,617)
USD	307,069	NOK	1,700,000	Royal Bank of Scotland	12/02/11	12,735
USD	280,352	NZD	350,000	Citibank NA	12/02/11	7,055
USD	130,927	NZD	175,000	Royal Bank of Scotland	12/02/11	(5,721)
USD	277,511	SEK	1,900,000	Citibank NA	12/02/11	(3,261)
USD	128,272	SEK	850,000	Deutsche Bank AG	12/02/11	2,664
USD	200,000	SGD	255,146	Citibank NA	12/02/11	924
USD	225,000	SGD	293,006	Royal Bank of Scotland	12/02/11	(3,616)
EUR	1,190,000	USD	1,657,129	Royal Bank of Scotland	12/05/11	(58,078)
EUR	1,225,000	USD	1,659,920	Citibank NA	12/14/11	(13,691)
USD	3,326,392	EUR	2,450,000	Citibank NA	12/14/11	33,933

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	15

Schedule of Investments (continued)	BlackRock Income Oportunity Trust, Inc. (BNA)

•	Foreign currency exchange contracts as of November 30, 2011 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	19,450,000	SEK	22,793,163	Goldman Sachs Bank USA	1/09/12	$(169)
NOK	19,450,000	SEK	22,747,748	UBS AG	1/09/12	3,181
SEK	13,265,307	NOK	11,300,000	Citibank NA	1/09/12	1,795
SEK	12,905,942	NOK	10,975,000	Deutsche Bank AG	1/09/12	3,378
SEK	6,638,778	NOK	5,650,000	Goldman Sachs Bank USA	1/09/12	1,350
SEK	12,882,455	NOK	10,975,000	UBS AG	1/09/12	1,645
AUD	200,000	CAD	208,869	UBS AG	1/18/12	11
CAD	206,917	AUD	200,000	Royal Bank of Scotland	1/18/12	(967)
USD	1,091,729	GBP	700,500	Citibank NA	1/18/12	(6,823)
USD	18,532	JPY	1,420,000	Royal Bank of Scotland	1/18/12	203
EUR	1,130,000	USD	1,521,853	Deutsche Bank AG	1/25/12	(2,681)
EUR	900,000	USD	1,200,018	Royal Bank of Scotland	1/25/12	9,943
USD	7,372,884	EUR	5,383,000	Citibank NA	1/25/12	135,974
USD	4,937,095	EUR	3,631,000	Royal Bank of Scotland	1/25/12	55,576
CNY	5,920,000	USD	937,080	Goldman Sachs Bank USA	2/15/12	(8,704)
USD	929,502	CNY	5,920,000	HSBC Bank USA	2/15/12	1,126
Total						$145,263

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$1,400	$561,516
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$1,400	648,362
The New York Times Co.	1.00%	Barclays Bank Plc.	12/20/16	$1,800	65,961
Total					$1,275,839

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	A+	$1,150	$(1,353)
Assured Guaranty	5.00%	Citibank NA	12/20/14	AA-	$154	(6,498)
Corp.
Assured Guaranty	5.00%	Citibank NA	3/20/15	AA-	$15	(492)
Corp.
MetLife, Inc.	1.00%	Credit Suisse Securities (USA)	9/20/16	A+	$545	(7,571)
		LLC
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A+	$730	(15,641)
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A+	$500	(11,797)
MetLife, Inc.	1.00%	Morgan Stanley Capital Services,	9/20/16	A+	$1,185	(29,592)
		Inc.
Prudential Financial,	1.00%	Morgan Stanley Capital Services,	9/20/16	A	$405	(3,239)
Inc.		Inc.
Assured Guaranty	5.00%	Citibank NA	12/20/16	AA-	$224	(7,047)
Corp.
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A+	$2,115	(70,611)
Total						$(153,841)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	16

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Dow Jones CDX	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	$990	$18,692
Emerging Markets Series 14
Dow Jones CDX North	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	$385	534
America Investment Grade Series 16
Dow Jones CDX North	1.00%	JPMorgan Chase Bank NA	6/20/16	$22	76
America Investment Grade Series 16
Dow Jones CDX North	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	$1,488	(6,333)
America Investment Grade Index Series 16
Dow Jones CDX North	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	$2,500	(12,877)
America Investment Grade Index Series 17
Total					$92

•	Credit default swaps on traded indexes - sold protection outstanding as of November 30, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Markit CMBX North	0.08%	Morgan Stanley Capital Services,	12/13/49	AAA	$530	$5,104
America AAA Index 3		Inc.
Markit CMBX North	0.35%	Morgan Stanley Capital Services,	2/17/51	AAA	$530	1,673
America AAA Index 4		Inc.
Total						$6,777

[1]	Using Standard & Poor’s rating of the underlying securities.
[2]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of November 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.44%(a)	3-month LIBOR	Citibank NA	9/13/13	$38,915	$49,326
1.22%(b)	3-month LIBOR	Deutsche Bank AG	10/06/16	$4,750	11,314
3.27%(b)	3-month LIBOR	Deutsche Bank AG	5/16/21	$910	(89,162)
3.86%(a)	3-month LIBOR	JPMorgan Chase Bank	5/23/21	$2,700	300,140
2.57%(a)	3-month LIBOR	Deutsche Bank AG	8/08/21	$400	14,183
2.56%(b)	3-month LIBOR	UBS AG	8/10/21	$1,000	(34,318)
2.35%(a)	3-month LIBOR	Deutsche Bank AG	8/12/21	$1,900	29,962
2.15%(b)	3-month LIBOR	Deutsche Bank AG	9/08/21	$500	(1,589)
1.91%(a)	3-month LIBOR	Bank of America NA	9/26/21	$300	(7,588)
2.18%(a)	3-month LIBOR	Bank of America NA	10/06/21	$1,885	(45,284)
2.38%(a)	3-month LIBOR	Deutsche Bank AG	10/19/21	$1,300	21,682
2.40%(a)	3-month LIBOR	Bank of America NA	10/21/21	$1,300	23,990
2.45%(a)	3-month LIBOR	Deutsche Bank AG	10/27/21	$2,400	54,436
2.15%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/23/21	$900	4,724
2.79%(b)	3-month LIBOR	Deutsche Bank AG	10/11/41	$400	(4,190)
2.87%(b)	3-month LIBOR	Deutsche Bank AG	10/13/41	$500	(13,728)
2.94%(a)	3-month LIBOR	Deutsche Bank AG	10/14/41	$500	20,491
2.58%(b)	3-month LIBOR	Deutsche Bank AG	11/11/41	$350	25,124
2.68%(b)	3-month LIBOR	Deutsche Bank AG	11/18/41	$750	33,612
Total					$393,125

(a)	Pays a floating interest rate and receives fixed rate.
(b)	Pays a fixed interest rate and receives floating rate.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	17

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	12,565,558	6,097,344	18,662,902
Common Stocks	—	1	—	1
Corporate Bonds	—	267,888,348	1,966,500	269,854,848
Foreign Agency Obligations	—	6,678,352	—	6,678,352
Non-Agency Mortgage- Backed Securities	—	56,800,273	393,859	57,194,132
Other Interests	—	—	191	191
Preferred Securities	707,478	7,036,233	—	7,743,711
Taxable Municipal Bonds	—	8,102,614	—	8,102,614
US Government Sponsored Agency Securities	—	54,307,917	79,256	54,387,173
US Treasury Obligations	—	109,028,286	—	109,028,286

Valuation Inputs	Level 1	Level 2	Level 3	Total
Warrants	—	93,898	1	93,899
Short-Term Securities:
Borrowed Bond Agreements	—	451,125	—	451,125
Money Market Funds	696,997	—	—	696,997
Liabilities:
Investments:
Long-Term Investments:
Borrowed Bonds	—	(1,525,226)	—	(1,525,226)
TBA Sale Commitments	—	(10,954,766)	—	(10,954,766)
Total	$1,404,475	$510,472,613	$8,537,151	$520,414,239

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	—	$588,984	—	$588,984
Credit contracts	—	1,301,918	—	1,301,918
Equity contracts	$490,525	1,077,651	—	1,568,176
Foreign currency exchange contracts	—	287,333	—	287,333
Liabilities:
Interest rate contracts	—	(195,859)	—	(195,859)
Credit contracts	—	(171,698)	(1,353)	(173,051)
Equity contracts	(729,758)	(1,518,895)	—	(2,248,653)
Foreign currency exchange contracts	—	(142,070)	—	(142,070)
Total	$(239,233)	$1,227,364	$(1,353)	$986,778

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instruments and options are shown at value.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	18

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	US Government Sponsored Agency Securities	Warrants	Total
Assets:
Balance, as of August 31, 2011	$6,157,600	$2,004,500	$1,957,342	$190	$109,421	$80,827	$83,088	$10,392,968
Accrued discounts/premiums	(78,325)	199	146	—	—	(53)	—	(78,033)
Net realized gain (loss)	50	18,672	62,321	—	128,730	(54)	—	209,719
Net change in unrealized appreciation/ depreciation[2]	31,118	(1,871)	2,494	1	(109,421)	(18)	—	(77,697)
Purchases	259,979	—	394,428	—	—	—	—	654,407
Sales	(273,078)	(55,000)	(1,670,202)	—	(128,730)	(1,446)	—	(2,128,456)
Transfers in3	—	—	—	—	—	—	—	—
Transfers out[3]	—	—	(352,670)	—	—	—	(83,087)	(435,757)
Balance, as of November 30, 2011	$6,097,344	$1,966,500	$393,859	$191	$—	$79,256	$1	$8,537,151

[2]	The net change in unrealized appreciation/depreciation on the securities still held at November 30, 2011 was $44,620.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of August 31, 2011	$(941)
Accrued discounts/premiums	1,845
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(412)
Purchases	—
Issuances[4]	—
Sales	—
Settlements[5]	(1,845)
Transfers in6	—
Transfers out[6]	—
Balance, as of November 30, 2011	$(1,353)

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[6]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2011	19

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: January 23, 2012